Exhibit 99.1  DISCLOSURES REQUIRED BY RULE 15GA-2 FOR JCIII & ASSOCIATES, INC.
Mill City Mortgage Loan Trust 2015-2
By
JCIII & Associates, Inc.
December 4, 2015
Project Scope and Procedures
(1)	Compliance Review
Review and methodology:
JCIII & Associates, Inc. (JCIII) reviewed 887 of the loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with the following items:
(I)	The applicable disclosure requirements provided under MDIA, the federal Truth in Lending Act ("TILA"), as amended by HOEPA,15 U.S.C. § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Pat 226; (ii) Section 4 of the Real Estate Settlement Procedures Act ("RESPA"), 12 U.S.C. §2603, as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (iv) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances that were enacted to combat predatory lending; and
(II)	Federal Truth in Lending Act/Regulation Z
a.	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel, if applicable; and
b.	A review and comparison of the initial and final TIL and re-disclosed TILs with a report outlining any TILA violations. Review included test for compliance with timing requirements (delivery, re-disclosure, and waiting period), a re-calculation of disclosed finance charge, APR, amount financed and total payments, and a review to ensure disclosure differences in disclosed and calculated APR and finance charge were within the permitted tolerances under Regulation Z and commentary, principal and interest calculations and when applicable, compliance with the TILA Rate/Payment Summary table disclosure requirements under the MDIA, as well as proper and timely receipt and execution on the TIL by all required parties; and
c.	A review of the Notice of Right to Cancel: Review included a verification that the correct applicable model form is used, verification of the transaction date and expiration date, ensuring accuracy, completeness, and proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determined if a full three business day rescission period was adequately provided to the borrower(s); and
d.	Section 32/HOEPA
i.	APR Test
ii.	Points and Fees Test

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

iii.	Review and verification of compliance with applicable Section 32 disclosures and provisions, when necessary; and
e.	Section 35/HPML
i.	APR Test
ii.	Review and verification of compliance with applicable HPML provisions including but not limited to prepayment penalty restrictions, ability to repay, and escrow account and appraisal requirements, as applicable; and
f.	A review of the compliance with the Loan Originator and Compensation rule as it pertains to anti-steering disclosures, provisions, restrictions on loan originator compensation, and disclosure of company and loan originator name and NMLS ID# on the credit application, Note or loan contract, and security instrument.
g.	ATR/QM Rule
For loans with application received date of January 10, 2014 or later, review for compliance with the Ability-to-Repay (ATR) and Qualified Mortgage (QM) Rule.
i.	Review for compliance with the general ATR Rule which includes:
a.	Compliance with requirement to use the eight (8) minimum underwriting factors to assess borrower’s repayment ability as outlined in Section 1026.43(c)
b.	Compliance with prepayment penalty provisions under the ATR Rule as outlined in Section 1026.43(g)
ii.	Analysis and determination of QM status under the definitions set forth in Sections 1026.43(e)(2) and (e)(4) of Regulation Z (General/Permanent QM and Temporary/Special Rules for GSE/Agency Eligible QM definitions).
a.	Loan Terms – validate loan terms meet criteria for QM status under Regulation Z Section 1026.43(e)(2)(i)-(ii) (i.e. loan term does not exceed 30 years, no prohibited loan features)
b.	Points and Fees – validate points and fees do not exceed applicable limits for QM status under Regulation Z Section 1026.43(e)(3)
c.	Underwriting Requirements – validate compliance with underwriting criteria. Loan must either:
i.	Satisfy underwriting requirements under Regulation Z Section 1026.43(e)(2)(iv)-(vi) (monthly payment calculated using max rate in first 5 years after first payment, full amortization, income, assets, current debt obligations, alimony and child support are considered and verified, monthly DTI cannot exceed 43% as underwritten according to Appendix Q)*; or
ii.	Be an eligible loan under Regulation Z Section 1026.43(e)(4)(ii) (eligible for purchase or guarantee by Agency/GSE)**
*Full review of compliance with underwriting requirements under Appendix Q performed.
**QM Status under Temporary/Special Rule QM definition is subject to expire on January 10, 2021 or on the effective date of a rule issued by each respective agency, whichever is earlier.  As such, FHA loans must meet HUD QM definition to qualify for QM status under Final Rule.
d.	QM APR Test (Safe Harbor v. Rebuttable Presumption) – if a loan satisfies the requirements for QM status, an APR test will be performed to determine if a loan is a higher-priced covered transaction as defined in Sections 1026.43(b)(4), and accordingly, designate loan as either a Safe Harbor QM (Non-HPML QM) or Rebuttable Presumption QM (HPML QM).

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

(III)	RESPA/Regulation X
Each mortgage loan was reviewed to ensure compliance with the January 1st 2010, or the most current, amendments to Regulation X. The RESPA/Regulation X review consisted of the following:
a.	Good Faith Estimate / GFE: Confirmed the presence of the current GFE form in effect at the time of origination. Verified the initial GFE was provided to the borrower(s) within three business days of application. Review included verification that correct form was used, all fees were accurately disclosed on the GFE and were reflected in the proper locations on the document. In addition, each GFE in file was reviewed for completeness and compliance with the requirements under the Reg. X, GFE instructions, and RESPA FAQs, as amended. If there are multiple GFEs in file, each subsequent GFE was reviewed as outlined above and for timely delivery, and review for evidence of borrower requested change or documented and acceptable changed circumstance for any changes in loan terms, rate or increase in settlement fees above the permitted tolerances under RESPA; and
b.	Written List of Service Providers: Reviewed to determine presence of a settlement service provider list when applicable
c.	Final HUD-1/A Settlement Statement: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: that the current applicable HUD-1/A form was provided and properly completed and all required information were disclosed in the appropriate section as set forth in Reg X and HUD-1 Instructions; and
d.	GFE and Final HUD Comparison/Tolerance Tests: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: review of all fees subject to tolerances from the last binding GFE provided to the borrower against charges on HUD to ensure that any increases in fees were within the permitted tolerances. Confirmed the loan terms and fees disclosed on the third page of the HUD accurately reflected how they were disclosed on the GFE and how the loan closed. Reviewed any attempt to cure a RESPA violation due to disclosed fees being outside of applicable tolerances to ensure that either the proper reimbursement was made or a new HUD-1 was provided and that it was done within the required 30 day window; and
(IV)	Additional Regulation X Disclosures and Requirements
a.	Servicing Transfer Disclosure
i.	Confirm the presence of the Servicing Transfer Disclosure form in file
ii.	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three business days of application
b.	Special Information Booklet
i.	Confirm the presence of the Special Information Booklet in file on Purchase and Construction (Construction to Perm loans) loans
ii.	Confirm the Special Information Booklet provided within three business days of application
c.	Affiliated Business Disclosure
i.	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements
ii.	Confirm the Affiliated Business Disclosure provided within three business days of application
iii.	Confirm the Affiliated Business Disclosure is executed

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

d.	Initial Escrow Disclosure Statement
i.	Confirm the presence of the Initial Escrow Disclosure Statement in file
ii.	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement
(V)	NMLS Information Disclosure under The Secure and Fair Enforcement for Mortgage Licensing Act (SAFE Act)
a.	For loans with application taken on or after 7/28/10: Verified that originator and the origination institution NMLS numbers are printed on the credit application, and capturing the NMLS ID number(s) disclosed.
b.	For loans with application taken on or after 1/1/11: Verify that originator and the origination institution NMLS numbers are printed on the credit application, and capturing the NMLS ID number(s) disclosed. In addition, confirmed status of origination institution NMLS numbers and report any inactive, expired, suspended, or invalid licenses as well as other derogatory information found during validation of license status through the NMLS website.
(VI)	State and Local Anti-Predatory Regulations
•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
•	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
•	Connecticut Conn. Gen. Stat. Section 36a-760 through 36a-760j
•	Conn. Gen. Stat. Section 36a-498a (1st lien); Conn. Gen. Stat. Section 36a-521 (junior lien)
•	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
•	Illinois High Risk Home Loan Regulations, 38 III. Admin. Code § 345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
•	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
•	Section16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a-l-101 et seq.16.
•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).
•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

•	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by
•	Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
•	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387(2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
•	Massachusetts "Borrower's Interest" Standard, M.G.L. Chapter 183, §28C.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
•	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:l OB-22 et seq.
•	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
•	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
•	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41(2003) and as amended by Senate Bill 8143-A (2008).
•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina
•	Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-l.l (E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
•	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
•	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
•	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.
•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq.
•	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
•	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
•	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2
•	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
•	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
(VII)	Federal and state specific late charge and prepayment penalty provisions.
(VIII)	Document Review
JCIII reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents were consistent:
•	Initial Application (1003)
•	Final Application (1003)
•	Note
•	Subordinate Lien Note
•	Appraisal
•	Title/Preliminary Title
•	Initial TIL
•	Final TIL
•	Final HUD
•	Initial and Final GFE’s
•	Change of Circumstance Documentation
•	Right of Rescission Disclosure
•	Mortgage/Deed of Trust
•	Mortgage Insurance
•	Tangible Net Benefit Disclosure
•	FACTA Disclosures
•	Certain other disclosures related to the enumerated tests set forth in section 7

Please be advised that JCIII did not make a determination as to whether the loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the loans. Furthermore, the findings reached by JCIII are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which JCIII is relying in reaching such findings.

Please be further advised that JCIII does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by JCIII do not constitute legal advice or opinions.  They are recommendations or conclusions based on information provided to JCIII.  All final decisions as to whether to purchase or enter into a transaction related to any individual loan or the loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such loan or loans, shall be made solely by the Client, or other agreed upon party, that has engaged JCIII to prepare its reports pursuant to its

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by JCIII are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.
Review Results and Notes:
(1)	Type of assets that were reviewed.
JCIII performed certain due diligence services described below on 887 loans. All of these loans were purchased by affiliates of Mill City Depositor, LLC (the “Client”) in various bulk transactions. The loans are all seasoned and approximately 80% have been modified. Over 66% of the loans in the pool are secured by single family detached residences. The loans were originated by multiple originators and have origination dates spanning 15 years. The reviews were conducted at the request of Client from November 2013 to November 2015 via files imaged and provided by Client or its designee for review (the “Review”).
(2)	Sample Size of the assets reviewed.
Other than a random sample selected by JCIII for the BPO review, JCIII did not perform sampling on the Review population. The Review originally consisted of additional loans within the bulk transactions.
Subsequent to the Review, Client reduced the population to be submitted for securitization for reasons unknown to JCIII. The data and summary below related to the Review reflect 887 loans with an aggregate original principal balance of $302,443,598.34.
(3)	Determination of the sample size and computation.
Other than the BPO review, the Review was conducted on 100% of the final securitization population. Below is a breakdown by Review scope, as requested at time of the Review by Client:
•	Regulatory Compliance – 887
•	Data Integrity – 887
•	Payment History Review – 887
•	BPO Review - 370

(4)	Quality or integrity of information or data about the assets: review and methodology.
JCIII compared applicable data fields on the data tape provided by Client to the data found in the actual file as captured by JCIII. The comparison included the following fields:

Data Field
AmortizationType
LienPosition
Modification Flag
OriginationDate
OriginalLoanAmount
OriginalInterestRate
OriginalAmortizationTerm
OriginalTermtoMaturity

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

OriginalInterestOnlyTerm
GrossMargin
InitialFixedRatePeriod
InitialInterestRateCap(ChangeUp)
InitialInterestRateCap(ChangeDown)
SubsequentInterestRateResetPeriod
SubsequentInterestRateCap(ChangeUp)
SubsequentInterestRateCap(ChangeDown)
LifetimeMaximumRate(Ceiling)
LifetimeMinimumRate(Floor)
State
PostalCode
PropertyType
Occupancy
SalesPrice
OriginalAppraisalPropertyValue
OriginalLTV
OriginalCLTV

(5)	Compliance Review Results Summary

Fitch Grade	# of Loans	Percentage of Loans
A	125	14.1%
B	542	61.1%
C	181	20.4%
D	39	4.4%
Grand Total	887	100%

DBRS Grade	# of Loans	Percentage of Loans
A	125	14.1%
B	435	49.0%
C	288	32.5%
D	39	4.4%
Grand Total	887	100%

Moody’s Grade	# of Loans	Percentage of Loans
A	125	14.1%
B	435	49.0%
C	288	32.5%
D	39	4.4%
Grand Total	887	100%

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

Pursuant to the applicable NRSRO criteria, JCIII graded certain compliance exceptions as non-material based upon seasoning of the loans. Certain loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer.  The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any JCIII report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Exception Summary:
Exception	Number of Loans	Percentage of Loans
TIL Incomplete	83	9.4%
TIL Missing	78	8.8%
ROR Missing	62	7.0%
Finance Charge underdisclosed >$35 for Refinance	59	6.7%
Finance Charge underdisclosed >$100 for Purchase	47	5.3%
HUD-1 Missing	39	4.4%
HUD-1 Incomplete	34	3.8%
Initial TIL Missing	8	0.9%
State Late Charge Not Standard	8	0.9%
HUD-1 Estimated	7	0.8%
ROR Violation Funding date is prior to or equals the ROR End Date	5	0.6%
ROR Incorrect Form - Lender to Lender Not On H9/G9	5	0.6%
Initial GFE Missing	5	0.6%
Rescission Period under 3 days	4	0.5%
Note Missing	4	0.5%
Increase in 10% tolerance fees exceeds 10%	3	0.3%
Missing NV Commercially Reasonable Means of Mechanism Worksheet	3	0.3%
No tolerance fees increased at closing (Transfer Taxes)	2	0.2%
No tolerance fees increased at closing (Credit or Charge for Interest Rate)	2	0.2%
No tolerance fees increased at closing (Adjusted Origination Charges)	2	0.2%
Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)	2	0.2%
TX Home Equity Loan Disclosure Exception	2	0.2%
APR Tolerance UnderDisclosed 0.125	1	0.1%
Initial TIL Date < 7 Days Prior to Origination Date	1	0.1%
Texas Section 50 ( a ) (6) violation	1	0.1%
ROR Incomplete	1	0.1%
APR Tolerance UnderDisclosed 0.25	1	0.1%
Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements.	1	0.1%
ROR Incorrect Form - Non Lender to Lender Not On H8/G8	1	0.1%
Change date(s) in TIL rate/payment disclosure inaccurate	1	0.1%

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

(6)	Data Integrity Review
Of the 887 loans reviewed, 571 loans (representing approximately 64.4% (by count) of the population) had tape discrepancies. These discrepancies were across 24 data fields. Certain discrepancies were caused by missing origination or modification documentation from the loan file. Other discrepancies were caused by variances in methodology of certain fields, true discrepancies where the data tape required updating, or null values where the data tape required updating.

Field	Number of Loans	Percentage of Loans
Sales Price	360	40.6%
Original LTV	213	24.0%
Property Type	187	21.1%
Amortization Type	82	9.2%
Initial Fixed Rate Period	76	8.6%
Initial Interest Rate Cap (Change Up)	72	8.1%
Initial Interest Rate Cap (Change Down)	71	8.0%
Subsequent Interest Rate Cap (Change Down)	69	7.8%
Original CLTV	60	6.8%
Occupancy	48	5.4%
Lifetime Minimum Rate (Floor)	37	4.2%
Lifetime Maximum Rate (Ceiling)	35	3.9%
Subsequent Interest Rate Cap (Change Up)	33	3.7%
Gross Margin	28	3.2%
Subsequent Interest Rate Reset Period	28	3.2%
Origination Date	23	2.6%
Original Interest Only Term	21	2.4%
Original Amortization Term	14	1.6%
Original Interest Rate	13	1.5%
Original Appraised Property Value	13	1.5%
Postal Code	5	0.6%
Original Term to Maturity	2	0.2%
Original Loan Amount	2	0.2%
State	2	0.2%

(7)	Payment History Review
Of the 887 loans that were reviewed, 510 (representing approximately 57.5% (by count) of the population) had 36 month payment histories provided. Other than missing months, no material issues were noted within the payment histories reviewed.
(8)	BPO Review
Of the 370 loans that were reviewed, no loans had address discrepancies between the note address and BPO address.

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

Overall Observations
For each bulk transaction that the loans in the securitization were part of, files were presented in a consistent and well organized order. Most files contained the vast majority of the documents required for review and were presented in a consistent and well organized stacking order.

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

Narrative

12.4.2015
Client:	Mill City Depositor, LLC (the “Client”)

Third Party Review Firm:                               JCIII & Associates, Inc. (JCIII)

Re:            Due Diligence Services – Mill City Mortgage Loan Trust 2015-2
1.00 Project Overview:
JCIII was engaged by Client to review separate pools of loans being sold by multiple sellers totaling 887 loans. Due diligence took place between November 2013 and November 2015. JCIII was instructed to perform various review scopes on each pool of loans, as described in the following narrative and displayed in Exhibit A. Each review took place at JCIII’s centralized location in Tampa, Florida.
2.00 Data Integrity:
As part of the review scope, Client requested that certain data fields be captured by JCIII to fulfill Client’s internal data requirements. The data fields were specified by Client to JCIII and were related to origination, servicing, and modification terms found throughout the loan file. The data fields were captured by the same team that completed the compliance and servicing reviews. Each data field was validated against the actual information contained within the loan file. The seller data tape was uploaded into the JCIII due diligence system and the tape-to-file review resulted in discrepancies that were reported to Client. Upon completion of the acquisition diligence, an audited data file was provided to Client that contained the fields listed in Exhibit B.
•	IRS transcripts were not utilized to verify income.
•	Income was not recalculated, but rather captured off of the loan approval or underwriting worksheets in file.
•	DTI was not recalculated, but rather captured off of the loan approval or underwriting worksheets in file.
•	LTV and CLTV at origination were recalculated using the original principal balance and lesser of the sales price or appraised value.
•	Occupancy status at origination was confirmed using multiple documents within the loan file.

3.00 Underwriting:
As requested by Client, re-underwriting the loans to determine whether or not the loan was originated in compliance with the lender’s stated underwriting guidelines was not included in JCIII’s scope of review.
4.00 Property Valuation:
As requested by Client, JCIII selected a random sample of 370 loans. BPOs were provided by a third party vendor to JCIII on the sample loans. JCIII verified the data associated with the property address and values provided on the BPO data tape.
5.00 Regulatory Compliance:
Each loan file as indicated in Exhibit A was subject to a post-closing regulatory compliance review to verify that each loan closed in compliance with the applicable federal, state and local anti-predatory lending statutes in effect at the time of origination of the loan and that the loans meet the applicable disclosure requirements provided under the Mortgage Disclosure Improvement Act (“MDIA”), the federal Truth in Lending Act ("TILA"), as amended by the Home Ownership and Equity Protection Act (“HOEPA”),15 U.S.C. § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Pat 226; (ii) Section 4 of the Real Estate Settlement Procedures Act ("RESPA"), 12 U.S.C. §2603, as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (iv) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances that were enacted to combat predatory lending, in each case, as further described below:
(I)	Federal Truth in Lending Act/Regulation Z
a.	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel, if applicable; and
b.	A review and comparison of the initial and final TIL and re-disclosed TILs with a report outlining any TILA violations. Review included test for compliance with timing requirements (delivery, re-disclosure, and waiting period), a re-calculation of disclosed finance charge, APR, amount financed and total payments, and a review to ensure disclosure differences in disclosed and calculated APR and finance charge were within the permitted tolerances under Regulation Z and commentary, principal and interest calculations and when applicable, compliance with the TILA Rate/Payment Summary table disclosure requirements under the MDIA, as well as proper and timely receipt and execution on the TIL by all required parties; and
c.	A review of the Notice of Right to Cancel: Review included a verification that the correct applicable model form is used, verification of the transaction date and expiration date, ensuring accuracy, completeness, and proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determined if a full three business day rescission period was adequately provided to the borrower(s); and
d.	Section 32/HOEPA
i.	APR Test
ii.	Points and Fees Test
iii.	Review and verification of compliance with applicable Section 32 disclosures and provisions, when necessary; and
e.	Section 35/Higher Priced Mortgage Loans (“HPML”)
i.	APR Test
ii.	Review and verification of compliance with applicable HPML provisions including but not limited to prepayment penalty restrictions, ability to repay, and escrow account and appraisal requirements, as applicable; and
f.	A review for compliance with the Loan Originator and Compensation rule as it pertains to anti-steering disclosures, provisions, restrictions on loan originator compensation, and disclosure of company and loan originator name and NMLS ID# on the credit application, Note or loan contract, and security instrument; and
g.	ATR/QM Rule
For loans with application received date of January 10, 2014 or later, review for compliance with the Ability-to-Repay (ATR) and Qualified Mortgage (QM) Rule.
i.	Review for compliance with the general ATR Rule which includes:
a.	Compliance with requirement to use the eight (8) minimum underwriting factors to assess borrower’s repayment ability as outlined in Section 1026.43(c)
b.	Compliance with prepayment penalty provisions under the ATR Rule as outlined in Section 1026.43(g)
ii.	Analysis and determination of QM status under the definitions set forth in Sections 1026.43(e)(2) and (e)(4) of Regulation Z (General/Permanent QM and Temporary/Special Rules for GSE/Agency Eligible QM definitions).
a.	Loan Terms – validate loan terms meet criteria for QM status under Regulation Z Section 1026.43(e)(2)(i)-(ii) (i.e. loan term does not exceed 30 years, no prohibited loan features)
b.	Points and Fees – validate points and fees do not exceed applicable limits for QM status under Regulation Z Section 1026.43(e)(3)
c.	Underwriting Requirements – validate compliance with underwriting criteria. Loan must either:
i.	Satisfy underwriting requirements under Regulation Z Section 1026.43(e)(2)(iv)-(vi) (monthly payment calculated using max rate in first 5 years after first payment, full amortization, income, assets, current debt obligations, alimony and child support are considered and verified, monthly DTI cannot exceed 43% as underwritten according to Appendix Q)*; or

ii.	Be an eligible loan under Regulation Z Section 1026.43(e)(4)(ii) (eligible for purchase or guarantee by Agency/GSE)**
*Full review of compliance with underwriting requirements under Appendix Q performed.
**QM Status under Temporary/Special Rule QM definition is subject to expire on January 10, 2021 or on the effective date of a rule issued by each respective agency, whichever is earlier.  As such, FHA loans must meet HUD QM definition to qualify for QM status under Final Rule.
d.	QM APR Test (Safe Harbor v. Rebuttable Presumption) – if a loan satisfies the requirements for QM status, an APR test will be performed to determine if a loan is a higher-priced covered transaction as defined in Sections 1026.43(b)(4), and accordingly, designate loan as either a Safe Harbor QM (Non-HPML QM) or Rebuttable Presumption QM (HPML QM).

(II)	RESPA/Regulation X
Each mortgage loan was reviewed to ensure compliance with the January 1st 2010, or the most current, amendments to Regulation X. The RESPA/Regulation X review consisted of the following:
a.	Good Faith Estimate / GFE: Confirmed the presence of the current GFE form in effect at the time of origination. Verified the initial GFE was provided to the borrower(s) within three business days of application. Review included verification that correct form was used, all fees were accurately disclosed on the GFE and were reflected in the proper locations on the document. In addition, each GFE in file was reviewed for completeness and compliance with the requirements under the Reg. X, GFE instructions, and RESPA FAQs, as amended. If there are multiple GFEs in file, each subsequent GFE was reviewed as outlined above and for timely delivery, and review for evidence of borrower requested change or documented and acceptable changed circumstance for any changes in loan terms, rate or increase in settlement fees above the permitted tolerances under RESPA; and
b.	Written List of Service Providers: Reviewed to determine presence of a settlement service provider list when applicable
c.	Final HUD-1/A Settlement Statement: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: that the current applicable HUD-1/A form was provided and properly completed and all required information were disclosed in the appropriate section as set forth in Reg X and HUD-1 Instructions; and
d.	GFE and Final HUD Comparison/Tolerance Tests: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: review of all fees subject to tolerances from the last binding GFE provided to the borrower against charges on HUD to ensure that any increases in fees were within the permitted tolerances. Confirmed the loan terms and fees disclosed on the third page of the HUD accurately reflected how they were disclosed on the GFE and how the loan closed. Reviewed any attempt to cure a RESPA violation due to disclosed fees being outside of applicable tolerances to ensure that either the proper reimbursement was made or a new HUD-1 was provided and that it was done within the required 30 day window; and
(III)	Additional Regulation X Disclosures and Requirements
a.	Servicing Transfer Disclosure
i.	Confirm the presence of the Servicing Transfer Disclosure form in file
ii.	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three business days of application
b.	Special Information Booklet
i.	Confirm the presence of the Special Information Booklet in file on Purchase and Construction (Construction to Perm loans) loans
ii.	Confirm the Special Information Booklet provided within three business days of application
c.	Affiliated Business Disclosure
i.	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements
ii.	Confirm the Affiliated Business Disclosure provided within three business days of application
iii.	Confirm the Affiliated Business Disclosure is executed
d.	Initial Escrow Disclosure Statement
i.	Confirm the presence of the Initial Escrow Disclosure Statement in file
ii.	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement
(IV)	NMLS Information Disclosure under The Secure and Fair Enforcement for Mortgage Licensing Act (SAFE Act)
a.	For loans with application taken on or after 7/28/10: Verified that originator and the origination institution NMLS numbers are printed on the credit application, and capturing the NMLS ID number(s) disclosed.
b.	For loans with application taken on or after 1/1/11: Verify that originator and the origination institution NMLS numbers are printed on the credit application, and capturing the NMLS ID number(s) disclosed. In addition, confirmed status of origination institution NMLS numbers and report any inactive, expired, suspended, or invalid licenses as well as other derogatory information found during validation of license status through the NMLS website.
(V)	State and Local Anti-Predatory Regulations
•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
•	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).

•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
•	Connecticut Conn. Gen. Stat. Section 36a-760 through 36a-760j
•	Conn. Gen. Stat. Section 36a-498a (1st lien); Conn. Gen. Stat. Section 36a-521 (junior lien)
•	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
•	Illinois High Risk Home Loan Regulations, 38 III. Admin. Code § 345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
•	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
•	Section16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a-l-101 et seq.16.
•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).
•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).
•	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by
•	Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
•	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387(2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
•	Massachusetts "Borrower's Interest" Standard, M.G.L. Chapter 183, §28C.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.

•	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:l OB-22 et seq.
•	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
•	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
•	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41(2003) and as amended by Senate Bill 8143-A (2008).
•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina
•	Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-l.l (E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
•	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
•	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
•	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.
•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq.
•	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
•	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
•	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2
•	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
•	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.

•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
(VI)	Federal and state specific late charge and prepayment penalty provisions.
(VII)	Document Review
JCIII reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents were consistent:
•	Initial Application (1003)
•	Final Application (1003)
•	Note
•	Subordinate Lien Note
•	Appraisal
•	Title/Preliminary Title
•	Initial TIL
•	Final TIL
•	Final HUD
•	Initial and Final GFE’s
•	Change of Circumstance Documentation
•	Right of Rescission Disclosure
•	Mortgage/Deed of Trust
•	Mortgage Insurance
•	Tangible Net Benefit Disclosure
•	FACTA Disclosures
•	Certain other disclosures related to the enumerated tests set forth in section 7

Please be advised that JCIII did not make a determination as to whether the loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the loans. Furthermore, the findings reached by JCIII are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which JCIII is relying in reaching such findings.

Please be further advised that JCIII does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by JCIII do not constitute legal advice or opinions.  They are recommendations or conclusions based on information provided to JCIII.  All final decisions as to whether to purchase or enter into a transaction related to any individual loan or the loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such loan or loans, shall be made solely by the Client, or other agreed upon party, that has engaged JCIII to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by JCIII are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.
6.00 Payment History Review
A review was performed on each file at acquisition or subsequently during a portfolio review in October 2014. Payment strings were calculated utilizing payment histories provided by the seller or current servicer. The review scope consisted of the following items:
•	36 Month Payment String Calculation
7.00 Title Review:
As requested by Client, title review was not included in JCIII’s scope of review.
8.00 Review Procedures:
•	8.01 File Delivery:
After engagement took place, Client sent the data tapes for each loan pool and those data tapes were loaded into the JCIII Underwriting Management Platform. The files and servicing material were provided by sellers to JCIII via encrypted CDs or web portal during acquisition due diligence.
•	8.02 Client Directives:
Other than the requested due diligence scopes aforementioned, there were no other Client directives that impacted diligence.
•	8.03 Due Diligence Process:
Diligence was performed based on JCIII’s standard operating procedures utilizing team leads, quality control specialists, and underwriting specialists. Quality control procedures were in place for missing documents, material compliance findings, data findings, and servicing results. Routine calls between JCIII and Client took place to discuss findings and daily progress. Nightly reports were sent to Client for missing critical documents and material compliance exceptions. As each phase of the project was completed, final reports were sent to Client based on customized reporting requirements for data fields and exceptions.
•	8.04 Vetting Process:
The vetting process included JCIII sending missing critical documents and material compliance exception reports to Client and the sellers and/or servicers. The sellers and/or servicers then responded to JCIII by delivering missing documents, rebutting material compliance exceptions, or agreeing with material compliance exceptions. For some material compliance exceptions no response was made. Upon receiving the missing documents, JCIII reviewed what was provided and cleared the exception if satisfied. Upon receiving rebuttals to material compliance exceptions, JCIII reviewed the rebuttal and responded accordingly, or cleared the exception if the rebuttal overturned the original findings.
•	8.05 Sampling:
Other than the BPO random sample, JCIII was not asked to perform any sampling prior to reviewing the pools at acquisition.
9.00 Summary of the Findings:

Fitch	PER: U.S. RMBS Master Rating Criteria DATED: October, 2015

COMPLIANCE
Grade	Definition
A
~ The loan is in compliance with all applicable laws and regulations.
~ A benefit to the borrower is present and documented.
~ The note, mortgage and all other legal documents accurately reflect the agreed upon loan terms and are executed by all of the mortgage loan applicants.
~ All funds were completely disbursed.
~ All documents have been recorded and/or sent for recording.
~ Documentation is provided which confirms originator/aggregator met all credit guidelines for the purpose of stated ATR compliance, including DTI, loan type, fees, and required documentation.

B
~ The loan meets compliance with all applicable laws and regulation or TRP firm has confirmed any identified exception to be non-material and would not impact the enforceability of the mortgage loans or result in assignee liability
~ A remedy to cure was made to bring within tolerance and is confirmed by TPR to have no impact on the ability to foreclose and no assignee liability.
~ All cures must be fully documented by copies of the originator/aggregators refund letter to borrower re: violation, cancelled check(s) and proof of delivery.
~ A benefit to the borrower is present and documented; the note, mortgage, and all other legal documents accurately reflect the agreed-upon loan terms and are executed by all of the mortgage loan applicants.
~ Some of the funds were escrowed based on a written agreement for completion of improvements to the property.

C
~ The loan terms violate one or more applicable laws and regulations.
~ The loan is missing required disclosures.
~ A benefit to the borrower cannot be discerned.
~ The note, mortgage, and other legal documents do not accurately reflect the agreed-upon loan terms.
~ Not all of the applicants signed the note but the loan was approved using the income and assets from all of the applicants.
~ Legal documents are signed in the name of a corporation/partnership/LLC.
~ All funds were not disbursed without written explanation or unacceptable reasons.
~ Missing MI certificate or MI coverage does not meet guidelines.

D
~ The loan file has a violation that cannot be cured or impacts ability to foreclose and /or assignee liability.
~ The loan file or legal documents were not delivered to the reviewer to perform the basic review.
~ Documentation was not provided in order to confirm originator/aggregator met all guidelines for the purpose of stated Ability to Repay (ATR), including DTI, loan type, fees, and required documentation.
~ Loan cannot be confirmed for ATR/QM designation as stated.

(w)
~ Applies to grades B though D; any loan reviewed that has a waiver of certain required documentation by the originator and/or aggregator will be given a grade followed by a designation of (W) indicating this waiver (i.e. C(w)).
Also, it should be noted who is making the waiver.
Note: If loan cannot be confirmed as ATR/QM designation as stated, loan should be graded as ‘D’ regardless of any waiver.

(e)
~ Applies to grades B through D; any exceptions to stated guidelines made by the originator and/or aggregator will be given a grade followed by the designation of (e) indicating this exception (i.e. B (e)).
Also, it should be noted who is making the exception.
Note: If loan cannot be confirmed as ATR/QM designation as stated, loan should be graded as ‘D’ regardless of any exception.

Moody’s	PER: Moody’s Updated Approach to Rating US Prime RMBS DATED: August 13, 2014
REGULATORY COMPLIANCE DUE DILIGENCE:
Grade	Definition
A

~ The loan complies with all applicable laws and regulations.
~A benefit to the borrower exists and is documented.
~ The note, mortgage and other legal documents accurately reflect the agreed-upon loan terms and have been executed by all of the mortgage loan applicants.
~ All funds have been disbursed in full.
~ The originator has verified and clearly documented borrower’s ability to repay.
~ If applicable, the TPR verified that the loan is a Qualified Mortgage (QM).

B

~ The loan complies with all TILA regulations; and
~ A benefit to the borrower exists and is documented; and either
~ A violation of law or regulation exists, but does not and will not have any adverse impact on the loan or its holders; or
~ The loan is missing a required disclosure, but this does not and will not have any adverse impact on the loan or its holders.

C
Any of the following:
~ The loan terms violate one or more applicable laws and regulations, which could adversely impact the loan or its holders.
~ The loan is missing required disclosures, which could adversely impact the loan or its holders.
~ A benefit to the borrower cannot be discerned.
~ The note, mortgage, and other legal documents do not accurately reflect the agreed-upon loan terms.
~ Not all of the applicants have signed the note although the loan was approved based on the income and assets of all the applicants.
~ Legal documents have been signed in the name of a corporation without a personal guarantee.
~ Funds have not been disbursed, and the file does not include a written explanation that is consistent with prudent origination practices.
~ The mortgage insurance certificate is missing.
~ Compliance with ATR rules is not established or documented in a manner that is consistent with prudent origination practices.
~ The loan is listed as a QM, but does not satisfy the conditions for QM eligibility.

D	~The loan file or legal documents were not delivered to the reviewer to perform the basic review

DBRS	PER: Third-Party Due Diligence Criteria for U.S. RMBS Transactions DATED: September, 2014
REGULATORY COMPLIANCE DUE DILIGENCE:
Grade	Definition
A	The loan is in compliance with all applicable laws and regulations, including compliance with ATR Rules.
B	There are minor issues related to regulatory compliance, however such issues do not impact the ability to foreclose or will not result in assignee liability to the trust.
C	The loan is not in compliance with one or more applicable laws and regulations which may impact the ability to foreclose or may result in assignee liability to the trust.
D	The loan file was not delivered to the due diligence firm or is missing material documentation to perform the review.

EXHIBIT A
LOANS REVIEWED
Loan ID	Regulatory Compliance	Data Integrity	Payment History	BPO Review
15643	YES	YES	YES	YES
16122	YES	YES	YES	YES
16123	YES	YES	YES	NO
16132	YES	YES	YES	YES
16143	YES	YES	YES	NO
16153	YES	YES	YES	NO
16156	YES	YES	YES	YES
16159	YES	YES	YES	YES
16189	YES	YES	YES	YES
16190	YES	YES	YES	NO
16338	YES	YES	YES	NO
16339	YES	YES	YES	NO
16343	YES	YES	YES	YES
16346	YES	YES	YES	YES
16347	YES	YES	YES	NO
16349	YES	YES	YES	YES
16354	YES	YES	YES	NO
16356	YES	YES	YES	NO
16359	YES	YES	YES	YES
16363	YES	YES	YES	YES
16364	YES	YES	YES	NO
16365	YES	YES	YES	YES
16367	YES	YES	YES	NO
16368	YES	YES	YES	NO
16369	YES	YES	YES	NO
16370	YES	YES	YES	YES
16372	YES	YES	YES	YES
16375	YES	YES	YES	YES
16376	YES	YES	YES	NO
16378	YES	YES	YES	NO
16379	YES	YES	YES	YES
16380	YES	YES	YES	NO
16381	YES	YES	YES	YES
16386	YES	YES	YES	YES
16388	YES	YES	YES	YES
16394	YES	YES	YES	NO
16396	YES	YES	YES	NO

16401	YES	YES	YES	NO
17101	YES	YES	YES	NO
17109	YES	YES	YES	YES
17155	YES	YES	YES	YES
17219	YES	YES	YES	NO
17252	YES	YES	YES	NO
17267	YES	YES	YES	YES
17316	YES	YES	YES	NO
17624	YES	YES	YES	YES
17726	YES	YES	YES	YES
17986	YES	YES	YES	NO
18021	YES	YES	YES	YES
18031	YES	YES	YES	YES
18051	YES	YES	YES	NO
18287	YES	YES	YES	YES
18348	YES	YES	YES	NO
18355	YES	YES	YES	YES
18370	YES	YES	YES	YES
18805	YES	YES	YES	NO
18856	YES	YES	YES	NO
19263	YES	YES	YES	YES
19376	YES	YES	YES	NO
19431	YES	YES	YES	YES
19442	YES	YES	YES	NO
19656	YES	YES	YES	NO
19900	YES	YES	YES	YES
19952	YES	YES	YES	YES
31355	YES	YES	YES	YES
31386	YES	YES	YES	NO
31550	YES	YES	YES	NO
31894	YES	YES	YES	NO
32081	YES	YES	YES	YES
32526	YES	YES	YES	NO
33658	YES	YES	YES	YES
33659	YES	YES	YES	NO
33662	YES	YES	YES	NO
33692	YES	YES	YES	NO
33696	YES	YES	YES	YES
33698	YES	YES	YES	YES
33700	YES	YES	YES	NO
33704	YES	YES	YES	YES

33708	YES	YES	YES	YES
33709	YES	YES	YES	NO
33719	YES	YES	YES	NO
33828	YES	YES	YES	NO
33840	YES	YES	YES	YES
33857	YES	YES	YES	NO
33860	YES	YES	YES	NO
33876	YES	YES	YES	YES
33882	YES	YES	YES	YES
33909	YES	YES	YES	NO
33995	YES	YES	YES	NO
34004	YES	YES	YES	NO
34025	YES	YES	YES	YES
34055	YES	YES	YES	NO
34071	YES	YES	YES	NO
34078	YES	YES	YES	NO
34092	YES	YES	YES	YES
34384	YES	YES	YES	NO
34497	YES	YES	YES	YES
34502	YES	YES	YES	NO
34783	YES	YES	YES	NO
34820	YES	YES	YES	NO
34824	YES	YES	YES	YES
34969	YES	YES	YES	NO
35354	YES	YES	YES	NO
35498	YES	YES	YES	NO
35544	YES	YES	YES	NO
35559	YES	YES	YES	YES
35947	YES	YES	YES	NO
36136	YES	YES	YES	YES
36149	YES	YES	YES	NO
36187	YES	YES	YES	NO
36193	YES	YES	YES	YES
36221	YES	YES	YES	YES
36262	YES	YES	YES	NO
36272	YES	YES	YES	YES
36284	YES	YES	YES	YES
36297	YES	YES	YES	NO
36301	YES	YES	YES	NO
36303	YES	YES	YES	NO
36435	YES	YES	YES	YES

36470	YES	YES	YES	YES
36476	YES	YES	YES	YES
36477	YES	YES	YES	NO
36480	YES	YES	YES	YES
36481	YES	YES	YES	NO
36484	YES	YES	YES	NO
36487	YES	YES	YES	YES
36602	YES	YES	YES	YES
36639	YES	YES	YES	YES
36655	YES	YES	YES	YES
36661	YES	YES	YES	NO
36675	YES	YES	YES	NO
36854	YES	YES	YES	NO
37018	YES	YES	YES	YES
37026	YES	YES	YES	NO
37028	YES	YES	YES	YES
37071	YES	YES	YES	NO
37073	YES	YES	YES	YES
37102	YES	YES	YES	YES
37105	YES	YES	YES	NO
38978	YES	YES	YES	YES
39587	YES	YES	YES	YES
39613	YES	YES	YES	NO
39659	YES	YES	YES	YES
39660	YES	YES	YES	NO
39661	YES	YES	YES	NO
39916	YES	YES	YES	YES
39989	YES	YES	YES	YES
40104	YES	YES	YES	NO
40154	YES	YES	YES	NO
40191	YES	YES	YES	YES
40533	YES	YES	YES	NO
40546	YES	YES	YES	YES
40726	YES	YES	YES	YES
41805	YES	YES	YES	NO
41821	YES	YES	YES	YES
41825	YES	YES	YES	NO
41829	YES	YES	YES	YES
41832	YES	YES	YES	NO
41835	YES	YES	YES	NO
41839	YES	YES	YES	YES

41840	YES	YES	YES	NO
42553	YES	YES	YES	YES
42558	YES	YES	YES	NO
43044	YES	YES	YES	YES
43175	YES	YES	YES	NO
43860	YES	YES	YES	NO
44272	YES	YES	YES	YES
44472	YES	YES	YES	YES
44721	YES	YES	YES	YES
44804	YES	YES	YES	YES
45095	YES	YES	YES	YES
45198	YES	YES	YES	NO
45399	YES	YES	YES	NO
45400	YES	YES	YES	NO
45427	YES	YES	YES	NO
45448	YES	YES	YES	YES
45451	YES	YES	YES	YES
45452	YES	YES	YES	NO
45457	YES	YES	YES	NO
45470	YES	YES	YES	NO
45506	YES	YES	YES	YES
45543	YES	YES	YES	NO
45547	YES	YES	YES	NO
45552	YES	YES	YES	NO
45569	YES	YES	YES	YES
45578	YES	YES	YES	NO
45599	YES	YES	YES	NO
45601	YES	YES	YES	YES
45639	YES	YES	YES	YES
45640	YES	YES	YES	NO
45661	YES	YES	YES	NO
45670	YES	YES	YES	NO
45671	YES	YES	YES	YES
45722	YES	YES	YES	YES
45729	YES	YES	YES	YES
45787	YES	YES	YES	YES
45797	YES	YES	YES	NO
45809	YES	YES	YES	YES
45890	YES	YES	YES	YES
45899	YES	YES	YES	NO
45908	YES	YES	YES	NO

45915	YES	YES	YES	NO
45940	YES	YES	YES	YES
45955	YES	YES	YES	YES
45958	YES	YES	YES	NO
45987	YES	YES	YES	NO
45993	YES	YES	YES	NO
45999	YES	YES	YES	YES
46003	YES	YES	YES	YES
46016	YES	YES	YES	NO
46027	YES	YES	YES	YES
46035	YES	YES	YES	NO
46039	YES	YES	YES	YES
46041	YES	YES	YES	NO
46082	YES	YES	YES	NO
46097	YES	YES	YES	YES
46106	YES	YES	YES	NO
48785	YES	YES	YES	YES
48982	YES	YES	YES	NO
53952	YES	YES	YES	YES
53959	YES	YES	YES	YES
54063	YES	YES	YES	YES
54100	YES	YES	YES	NO
54101	YES	YES	YES	NO
54271	YES	YES	YES	NO
54881	YES	YES	YES	NO
54938	YES	YES	YES	YES
55028	YES	YES	YES	NO
55272	YES	YES	YES	NO
55282	YES	YES	YES	YES
55321	YES	YES	YES	NO
55327	YES	YES	YES	YES
55394	YES	YES	YES	NO
55404	YES	YES	YES	NO
55416	YES	YES	YES	YES
55623	YES	YES	YES	NO
55667	YES	YES	YES	YES
55777	YES	YES	YES	YES
55797	YES	YES	YES	NO
55813	YES	YES	YES	YES
55923	YES	YES	YES	YES
55924	YES	YES	YES	NO

55941	YES	YES	YES	NO
55993	YES	YES	YES	NO
56001	YES	YES	YES	YES
56028	YES	YES	YES	NO
56055	YES	YES	YES	NO
56061	YES	YES	YES	NO
56092	YES	YES	YES	YES
56093	YES	YES	YES	NO
56333	YES	YES	YES	NO
56359	YES	YES	YES	YES
56394	YES	YES	YES	YES
56613	YES	YES	YES	NO
56730	YES	YES	YES	NO
56750	YES	YES	YES	YES
57140	YES	YES	YES	NO
57232	YES	YES	YES	YES
57270	YES	YES	YES	YES
57329	YES	YES	YES	NO
57343	YES	YES	YES	NO
57439	YES	YES	YES	YES
57452	YES	YES	YES	NO
57599	YES	YES	YES	NO
57653	YES	YES	YES	YES
57946	YES	YES	YES	NO
58595	YES	YES	YES	YES
58765	YES	YES	YES	YES
58917	YES	YES	YES	YES
59050	YES	YES	YES	NO
59075	YES	YES	YES	YES
59187	YES	YES	YES	YES
59574	YES	YES	YES	NO
60018	YES	YES	YES	YES
60103	YES	YES	YES	NO
60152	YES	YES	YES	YES
101093	YES	YES	YES	YES
101102	YES	YES	YES	NO
101184	YES	YES	YES	NO
101186	YES	YES	YES	YES
101190	YES	YES	YES	NO
101200	YES	YES	YES	NO
101202	YES	YES	YES	YES

101208	YES	YES	YES	YES
101219	YES	YES	YES	NO
101291	YES	YES	YES	NO
101319	YES	YES	YES	NO
101340	YES	YES	YES	YES
101353	YES	YES	YES	NO
101381	YES	YES	YES	NO
101399	YES	YES	YES	YES
101455	YES	YES	YES	NO
101475	YES	YES	YES	YES
101501	YES	YES	YES	NO
101511	YES	YES	YES	NO
101520	YES	YES	YES	YES
101643	YES	YES	YES	NO
101675	YES	YES	YES	NO
101704	YES	YES	YES	YES
101707	YES	YES	YES	YES
101833	YES	YES	YES	NO
101854	YES	YES	YES	NO
106944	YES	YES	YES	NO
106967	YES	YES	YES	YES
106969	YES	YES	YES	YES
106992	YES	YES	YES	NO
107000	YES	YES	YES	NO
107146	YES	YES	YES	NO
107153	YES	YES	YES	YES
116883	YES	YES	YES	NO
116886	YES	YES	YES	NO
116888	YES	YES	YES	YES
116894	YES	YES	YES	NO
116906	YES	YES	YES	NO
116907	YES	YES	YES	YES
116911	YES	YES	YES	NO
116912	YES	YES	YES	YES
116913	YES	YES	YES	YES
116914	YES	YES	YES	NO
116916	YES	YES	YES	NO
116917	YES	YES	YES	YES
116930	YES	YES	YES	NO
116931	YES	YES	YES	YES
116942	YES	YES	YES	NO

116950	YES	YES	YES	NO
116966	YES	YES	YES	NO
116967	YES	YES	YES	NO
116977	YES	YES	YES	YES
116979	YES	YES	YES	YES
116980	YES	YES	YES	NO
116981	YES	YES	YES	NO
116982	YES	YES	YES	NO
116984	YES	YES	YES	YES
116985	YES	YES	YES	YES
116996	YES	YES	YES	YES
116998	YES	YES	YES	NO
116999	YES	YES	YES	NO
117001	YES	YES	YES	YES
117003	YES	YES	YES	YES
117008	YES	YES	YES	YES
515391575	YES	YES	YES	NO
515391578	YES	YES	YES	YES
515391584	YES	YES	YES	YES
515391591	YES	YES	YES	YES
515391662	YES	YES	YES	YES
515391680	YES	YES	YES	NO
515391744	YES	YES	YES	YES
515391769	YES	YES	YES	NO
515391798	YES	YES	YES	NO
515391813	YES	YES	YES	YES
515391823	YES	YES	YES	NO
515391833	YES	YES	YES	YES
515391839	YES	YES	YES	YES
515391932	YES	YES	YES	NO
515391940	YES	YES	YES	YES
515391969	YES	YES	YES	NO
515391979	YES	YES	YES	NO
515391988	YES	YES	YES	YES
515392017	YES	YES	YES	YES
515392040	YES	YES	YES	YES
515392053	YES	YES	YES	NO
515392066	YES	YES	YES	NO
515392071	YES	YES	YES	NO
515392076	YES	YES	YES	YES
515392083	YES	YES	YES	NO

515392117	YES	YES	YES	NO
515392126	YES	YES	YES	YES
515392139	YES	YES	YES	YES
515392166	YES	YES	YES	YES
515392208	YES	YES	YES	YES
515392209	YES	YES	YES	NO
515392229	YES	YES	YES	NO
515392236	YES	YES	YES	YES
515392237	YES	YES	YES	YES
515392240	YES	YES	YES	YES
515392263	YES	YES	YES	NO
515392275	YES	YES	YES	NO
515392314	YES	YES	YES	YES
515392326	YES	YES	YES	NO
515392329	YES	YES	YES	YES
515392348	YES	YES	YES	NO
515392379	YES	YES	YES	YES
515392397	YES	YES	YES	YES
515392414	YES	YES	YES	NO
515392446	YES	YES	YES	NO
515392491	YES	YES	YES	YES
515392503	YES	YES	YES	NO
515392506	YES	YES	YES	YES
515392520	YES	YES	YES	NO
515392531	YES	YES	YES	YES
515392547	YES	YES	YES	NO
515392560	YES	YES	YES	NO
515392576	YES	YES	YES	YES
515392633	YES	YES	YES	NO
515392658	YES	YES	YES	NO
515392704	YES	YES	YES	YES
515392733	YES	YES	YES	YES
515392740	YES	YES	YES	YES
515392779	YES	YES	YES	NO
515392792	YES	YES	YES	NO
515392821	YES	YES	YES	NO
515392928	YES	YES	YES	YES
515398163	YES	YES	YES	YES
515398177	YES	YES	YES	YES
515398209	YES	YES	YES	NO
515398254	YES	YES	YES	NO

515398258	YES	YES	YES	NO
515398284	YES	YES	YES	NO
515398293	YES	YES	YES	YES
515398308	YES	YES	YES	YES
515398317	YES	YES	YES	YES
515398324	YES	YES	YES	NO
515398331	YES	YES	YES	NO
515398349	YES	YES	YES	NO
515398357	YES	YES	YES	YES
515398372	YES	YES	YES	NO
515398386	YES	YES	YES	YES
515398394	YES	YES	YES	NO
515398431	YES	YES	YES	YES
515398437	YES	YES	YES	NO
515398443	YES	YES	YES	NO
515398454	YES	YES	YES	YES
515398482	YES	YES	YES	NO
515398504	YES	YES	YES	YES
515398508	YES	YES	YES	YES
515398569	YES	YES	YES	YES
515398570	YES	YES	YES	NO
515398591	YES	YES	YES	NO
515398607	YES	YES	YES	NO
515398658	YES	YES	YES	YES
515398665	YES	YES	YES	NO
515398680	YES	YES	YES	NO
515398698	YES	YES	YES	NO
515398712	YES	YES	YES	NO
515398719	YES	YES	YES	YES
515398749	YES	YES	YES	NO
515398761	YES	YES	YES	YES
515398764	YES	YES	YES	NO
515398776	YES	YES	YES	YES
515398803	YES	YES	YES	YES
515398886	YES	YES	YES	YES
515398954	YES	YES	YES	NO
515399002	YES	YES	YES	YES
515399010	YES	YES	YES	NO
515399017	YES	YES	YES	YES
515399051	YES	YES	YES	NO
515399054	YES	YES	YES	NO

515399055	YES	YES	YES	NO
515399085	YES	YES	YES	YES
515399088	YES	YES	YES	YES
515399094	YES	YES	YES	NO
515399144	YES	YES	YES	NO
515399157	YES	YES	YES	NO
515399160	YES	YES	YES	YES
515399178	YES	YES	YES	YES
515399182	YES	YES	YES	YES
515399211	YES	YES	YES	YES
515399217	YES	YES	YES	NO
515399252	YES	YES	YES	NO
515399258	YES	YES	YES	YES
515399300	YES	YES	YES	NO
515399302	YES	YES	YES	NO
515399327	YES	YES	YES	YES
515399351	YES	YES	YES	YES
515399359	YES	YES	YES	NO
515399373	YES	YES	YES	NO
515399421	YES	YES	YES	YES
515399464	YES	YES	YES	NO
515399470	YES	YES	YES	YES
515399473	YES	YES	YES	NO
515399476	YES	YES	YES	NO
515399510	YES	YES	YES	NO
515399512	YES	YES	YES	NO
515399538	YES	YES	YES	NO
515399560	YES	YES	YES	YES
515399578	YES	YES	YES	NO
515399588	YES	YES	YES	NO
515399609	YES	YES	YES	YES
515399637	YES	YES	YES	NO
515399683	YES	YES	YES	YES
515399698	YES	YES	YES	NO
515399700	YES	YES	YES	NO
515399701	YES	YES	YES	YES
515399707	YES	YES	YES	NO
515399716	YES	YES	YES	NO
515399730	YES	YES	YES	YES
515399757	YES	YES	YES	YES
515399773	YES	YES	YES	YES

515399778	YES	YES	YES	NO
515399799	YES	YES	YES	NO
515399809	YES	YES	YES	NO
515399816	YES	YES	YES	YES
515399829	YES	YES	YES	YES
515399843	YES	YES	YES	NO
515399861	YES	YES	YES	YES
515399873	YES	YES	YES	YES
555833570	YES	YES	YES	NO
555833572	YES	YES	YES	YES
555833573	YES	YES	YES	NO
555833575	YES	YES	YES	NO
555833578	YES	YES	YES	NO
555833579	YES	YES	YES	YES
555833590	YES	YES	YES	NO
555833596	YES	YES	YES	NO
555854942	YES	YES	YES	NO
555854945	YES	YES	YES	YES
555854962	YES	YES	YES	YES
555854967	YES	YES	YES	YES
555854970	YES	YES	YES	NO
555857734	YES	YES	YES	NO
555857742	YES	YES	YES	YES
555857744	YES	YES	YES	NO
555857746	YES	YES	YES	YES
555857749	YES	YES	YES	YES
555857753	YES	YES	YES	NO
555857756	YES	YES	YES	NO
555857757	YES	YES	YES	NO
555857775	YES	YES	YES	YES
555857776	YES	YES	YES	NO
555857779	YES	YES	YES	YES
555857783	YES	YES	YES	NO
555857785	YES	YES	YES	NO
555857791	YES	YES	YES	YES
555857810	YES	YES	YES	NO
555857815	YES	YES	YES	YES
555857817	YES	YES	YES	NO
555857818	YES	YES	YES	YES
555857820	YES	YES	YES	NO
555857822	YES	YES	YES	NO

555857826	YES	YES	YES	YES
555857830	YES	YES	YES	NO
555857832	YES	YES	YES	YES
555857834	YES	YES	YES	YES
555857835	YES	YES	YES	YES
555857838	YES	YES	YES	NO
555857840	YES	YES	YES	NO
555857848	YES	YES	YES	YES
555857850	YES	YES	YES	NO
555857852	YES	YES	YES	NO
555857861	YES	YES	YES	YES
555857868	YES	YES	YES	NO
555857870	YES	YES	YES	NO
555857876	YES	YES	YES	NO
555857877	YES	YES	YES	YES
555857882	YES	YES	YES	NO
555857883	YES	YES	YES	NO
555857891	YES	YES	YES	YES
555857895	YES	YES	YES	NO
555857896	YES	YES	YES	NO
555857900	YES	YES	YES	NO
555857909	YES	YES	YES	YES
555857912	YES	YES	YES	NO
555857914	YES	YES	YES	YES
555857917	YES	YES	YES	NO
555857929	YES	YES	YES	NO
555857936	YES	YES	YES	YES
555857937	YES	YES	YES	YES
555859328	YES	YES	YES	YES
555859332	YES	YES	YES	YES
555859340	YES	YES	YES	NO
555859341	YES	YES	YES	NO
555859345	YES	YES	YES	YES
555859352	YES	YES	YES	NO
555859365	YES	YES	YES	YES
555859368	YES	YES	YES	NO
555859379	YES	YES	YES	YES
555859392	YES	YES	YES	NO
555859393	YES	YES	YES	NO
555859394	YES	YES	YES	YES
555859405	YES	YES	YES	NO

555859408	YES	YES	YES	YES
555859410	YES	YES	YES	NO
555859412	YES	YES	YES	YES
555859416	YES	YES	YES	NO
555859417	YES	YES	YES	NO
555859418	YES	YES	YES	YES
555859419	YES	YES	YES	NO
555859420	YES	YES	YES	NO
555859425	YES	YES	YES	YES
555859443	YES	YES	YES	NO
555859447	YES	YES	YES	NO
555859448	YES	YES	YES	YES
555859455	YES	YES	YES	NO
555859456	YES	YES	YES	YES
555859457	YES	YES	YES	YES
555859463	YES	YES	YES	YES
555859467	YES	YES	YES	NO
555859470	YES	YES	YES	YES
555859472	YES	YES	YES	NO
555859475	YES	YES	YES	NO
555859485	YES	YES	YES	NO
555859494	YES	YES	YES	YES
555859496	YES	YES	YES	YES
555859497	YES	YES	YES	NO
555859498	YES	YES	YES	YES
555859504	YES	YES	YES	NO
555859506	YES	YES	YES	NO
555859515	YES	YES	YES	YES
555859517	YES	YES	YES	NO
555859522	YES	YES	YES	NO
555859541	YES	YES	YES	NO
555859542	YES	YES	YES	YES
555859550	YES	YES	YES	YES
555859551	YES	YES	YES	NO
555859552	YES	YES	YES	YES
555859560	YES	YES	YES	NO
555859571	YES	YES	YES	YES
555859576	YES	YES	YES	NO
555859577	YES	YES	YES	YES
555859582	YES	YES	YES	NO
555859592	YES	YES	YES	YES

555859598	YES	YES	YES	YES
555859601	YES	YES	YES	YES
555859605	YES	YES	YES	NO
555859617	YES	YES	YES	NO
555859620	YES	YES	YES	YES
555859634	YES	YES	YES	NO
555859659	YES	YES	YES	NO
555859663	YES	YES	YES	YES
555859677	YES	YES	YES	NO
555859685	YES	YES	YES	NO
555862395	YES	YES	YES	NO
555862405	YES	YES	YES	YES
555862410	YES	YES	YES	NO
555862413	YES	YES	YES	YES
555862426	YES	YES	YES	NO
555862433	YES	YES	YES	YES
555862440	YES	YES	YES	YES
555862464	YES	YES	YES	YES
555862465	YES	YES	YES	NO
555862468	YES	YES	YES	NO
555862470	YES	YES	YES	NO
555862473	YES	YES	YES	YES
555862479	YES	YES	YES	YES
555862485	YES	YES	YES	YES
555862491	YES	YES	YES	NO
555862495	YES	YES	YES	NO
555862497	YES	YES	YES	NO
555862516	YES	YES	YES	YES
555862519	YES	YES	YES	YES
555862538	YES	YES	YES	YES
555862557	YES	YES	YES	NO
555862558	YES	YES	YES	NO
555862564	YES	YES	YES	NO
555862566	YES	YES	YES	NO
555862576	YES	YES	YES	YES
555862584	YES	YES	YES	YES
555862585	YES	YES	YES	YES
555862587	YES	YES	YES	NO
555862592	YES	YES	YES	NO
555862600	YES	YES	YES	YES
555862602	YES	YES	YES	NO

555862606	YES	YES	YES	YES
555862619	YES	YES	YES	NO
555862627	YES	YES	YES	YES
555862630	YES	YES	YES	NO
555862636	YES	YES	YES	NO
555862638	YES	YES	YES	NO
555862640	YES	YES	YES	YES
555862643	YES	YES	YES	NO
555862646	YES	YES	YES	YES
555862650	YES	YES	YES	NO
555862652	YES	YES	YES	YES
555862653	YES	YES	YES	NO
555862659	YES	YES	YES	YES
555862661	YES	YES	YES	NO
555862664	YES	YES	YES	YES
555862668	YES	YES	YES	YES
555862670	YES	YES	YES	NO
555862671	YES	YES	YES	YES
555862673	YES	YES	YES	NO
555862674	YES	YES	YES	NO
555862675	YES	YES	YES	NO
555862676	YES	YES	YES	YES
567249027	YES	YES	YES	YES
567249036	YES	YES	YES	NO
567249040	YES	YES	YES	NO
567249053	YES	YES	YES	NO
567249060	YES	YES	YES	YES
567249082	YES	YES	YES	YES
567249086	YES	YES	YES	YES
567249100	YES	YES	YES	NO
567249130	YES	YES	YES	NO
567249136	YES	YES	YES	NO
567249140	YES	YES	YES	NO
567249145	YES	YES	YES	YES
567249150	YES	YES	YES	YES
567249151	YES	YES	YES	YES
567249154	YES	YES	YES	NO
567249155	YES	YES	YES	NO
567249165	YES	YES	YES	NO
567249166	YES	YES	YES	YES
567249183	YES	YES	YES	YES

567249186	YES	YES	YES	NO
567249206	YES	YES	YES	NO
567249211	YES	YES	YES	NO
567249214	YES	YES	YES	YES
567249220	YES	YES	YES	NO
567249244	YES	YES	YES	YES
567249250	YES	YES	YES	YES
567249252	YES	YES	YES	NO
567249267	YES	YES	YES	YES
567249269	YES	YES	YES	NO
567249276	YES	YES	YES	NO
567249285	YES	YES	YES	YES
567249288	YES	YES	YES	NO
567249292	YES	YES	YES	NO
567249294	YES	YES	YES	NO
567249300	YES	YES	YES	NO
567249307	YES	YES	YES	NO
567249320	YES	YES	YES	YES
567249321	YES	YES	YES	NO
567249323	YES	YES	YES	YES
567249326	YES	YES	YES	NO
567249337	YES	YES	YES	NO
567249338	YES	YES	YES	YES
567249340	YES	YES	YES	NO
567249341	YES	YES	YES	NO
567249350	YES	YES	YES	NO
567249362	YES	YES	YES	NO
567249367	YES	YES	YES	NO
567249378	YES	YES	YES	NO
567249388	YES	YES	YES	YES
567249401	YES	YES	YES	NO
567249413	YES	YES	YES	NO
567249416	YES	YES	YES	NO
567249421	YES	YES	YES	YES
567249429	YES	YES	YES	NO
567249434	YES	YES	YES	NO
567249442	YES	YES	YES	YES
567249456	YES	YES	YES	NO
567249459	YES	YES	YES	NO
568474789	YES	YES	YES	NO
568474796	YES	YES	YES	YES

568474799	YES	YES	YES	YES
568474807	YES	YES	YES	NO
568474809	YES	YES	YES	YES
568474810	YES	YES	YES	NO
568474826	YES	YES	YES	YES
568480642	YES	YES	YES	YES
568480644	YES	YES	YES	YES
568480646	YES	YES	YES	NO
568480647	YES	YES	YES	NO
568480648	YES	YES	YES	NO
568480658	YES	YES	YES	NO
568480672	YES	YES	YES	YES
568480676	YES	YES	YES	NO
568485298	YES	YES	YES	NO
568487631	YES	YES	YES	NO
568487632	YES	YES	YES	NO
568487633	YES	YES	YES	YES
568487637	YES	YES	YES	NO
568487639	YES	YES	YES	NO
568487643	YES	YES	YES	NO
568487644	YES	YES	YES	NO
568487646	YES	YES	YES	YES
568487648	YES	YES	YES	NO
568487650	YES	YES	YES	YES
568487651	YES	YES	YES	YES
568487652	YES	YES	YES	NO
568487654	YES	YES	YES	YES
568487656	YES	YES	YES	NO
568487657	YES	YES	YES	YES
568487660	YES	YES	YES	NO
568487666	YES	YES	YES	YES
568487676	YES	YES	YES	NO
568487677	YES	YES	YES	NO
568487682	YES	YES	YES	NO
568487699	YES	YES	YES	YES
568487704	YES	YES	YES	NO
568487707	YES	YES	YES	NO
568487713	YES	YES	YES	NO
568487714	YES	YES	YES	NO
568487715	YES	YES	YES	YES
568487716	YES	YES	YES	NO

568487721	YES	YES	YES	NO
568487724	YES	YES	YES	NO
568487733	YES	YES	YES	NO
568487734	YES	YES	YES	NO
568487735	YES	YES	YES	NO
568487738	YES	YES	YES	NO
568487739	YES	YES	YES	NO
568487740	YES	YES	YES	YES
568487741	YES	YES	YES	YES
568487742	YES	YES	YES	NO
568487743	YES	YES	YES	NO
568487758	YES	YES	YES	YES
568487761	YES	YES	YES	NO
568487771	YES	YES	YES	NO
568487778	YES	YES	YES	NO
568487780	YES	YES	YES	NO
568487783	YES	YES	YES	NO
568487787	YES	YES	YES	YES
568487788	YES	YES	YES	YES
568487795	YES	YES	YES	NO
568487798	YES	YES	YES	NO
568487799	YES	YES	YES	NO
568487800	YES	YES	YES	YES
568487803	YES	YES	YES	NO
568487804	YES	YES	YES	YES
568487806	YES	YES	YES	NO
568487807	YES	YES	YES	NO
568487809	YES	YES	YES	NO
568487815	YES	YES	YES	NO
568487816	YES	YES	YES	NO
568487823	YES	YES	YES	NO
568487828	YES	YES	YES	NO
568487829	YES	YES	YES	NO
568487831	YES	YES	YES	NO
568487836	YES	YES	YES	NO
568487839	YES	YES	YES	NO
568487846	YES	YES	YES	NO
568487854	YES	YES	YES	NO
568487859	YES	YES	YES	NO
568487860	YES	YES	YES	NO
568487861	YES	YES	YES	YES

568487869	YES	YES	YES	NO
568487872	YES	YES	YES	NO
568487875	YES	YES	YES	NO
568487901	YES	YES	YES	NO
568487903	YES	YES	YES	NO
568487904	YES	YES	YES	YES
568487906	YES	YES	YES	NO
568487910	YES	YES	YES	NO
568487913	YES	YES	YES	NO
568487915	YES	YES	YES	YES
568487940	YES	YES	YES	NO
568487942	YES	YES	YES	NO
568487945	YES	YES	YES	NO
568487950	YES	YES	YES	NO
568487953	YES	YES	YES	NO
568487956	YES	YES	YES	YES
568487957	YES	YES	YES	NO
568487961	YES	YES	YES	NO
568487962	YES	YES	YES	NO
568487966	YES	YES	YES	YES
568487967	YES	YES	YES	YES
568487968	YES	YES	YES	NO
568487999	YES	YES	YES	NO
568488000	YES	YES	YES	NO
568488004	YES	YES	YES	YES
568488008	YES	YES	YES	NO
568488011	YES	YES	YES	NO
568488013	YES	YES	YES	NO
568488023	YES	YES	YES	NO
568488030	YES	YES	YES	NO
568488035	YES	YES	YES	NO
568488038	YES	YES	YES	YES
568488039	YES	YES	YES	NO
568488043	YES	YES	YES	YES
568488045	YES	YES	YES	NO
568488047	YES	YES	YES	NO
568488048	YES	YES	YES	NO
568488055	YES	YES	YES	YES
568488060	YES	YES	YES	NO
568488069	YES	YES	YES	NO
568488071	YES	YES	YES	NO

568488072	YES	YES	YES	YES
568488078	YES	YES	YES	NO
568488082	YES	YES	YES	NO
568488086	YES	YES	YES	NO
568488088	YES	YES	YES	NO
568488090	YES	YES	YES	YES
568488106	YES	YES	YES	NO
568488109	YES	YES	YES	NO
568488123	YES	YES	YES	NO
568488127	YES	YES	YES	NO
568488131	YES	YES	YES	YES
568488135	YES	YES	YES	YES
568488139	YES	YES	YES	NO
568488140	YES	YES	YES	NO
568488145	YES	YES	YES	NO
568488155	YES	YES	YES	NO
568488160	YES	YES	YES	YES
568488164	YES	YES	YES	NO
568488166	YES	YES	YES	NO
568488170	YES	YES	YES	NO
568488176	YES	YES	YES	NO
568488177	YES	YES	YES	NO
568488178	YES	YES	YES	YES
568488182	YES	YES	YES	NO
568488187	YES	YES	YES	NO
568488197	YES	YES	YES	NO
568488200	YES	YES	YES	NO
568488203	YES	YES	YES	YES
568488207	YES	YES	YES	NO
568488213	YES	YES	YES	NO

EXHIBIT B
DATA FIELDS
Data Field
AmortizationType
LienPosition
Modification Flag
OriginationDate
OriginalLoanAmount
OriginalInterestRate
OriginalAmortizationTerm
OriginalTermtoMaturity
OriginalInterestOnlyTerm
GrossMargin
InitialFixedRatePeriod
InitialInterestRateCap(ChangeUp)
InitialInterestRateCap(ChangeDown)
SubsequentInterestRateResetPeriod
SubsequentInterestRateCap(ChangeUp)
SubsequentInterestRateCap(ChangeDown)
LifetimeMaximumRate(Ceiling)
LifetimeMinimumRate(Floor)
State
PostalCode
PropertyType
Occupancy
SalesPrice
OriginalAppraisalPropertyValue
OriginalLTV
OriginalCLTV

Exhibit 99.1  DISCLOSURES REQUIRED BY RULE 15GA-2 FOR JCIII & ASSOCIATES, INC.
Mill City Mortgage Loan Trust 2015-2
By
JCIII & Associates, Inc.
December 4, 2015
Project Scope and Procedures
(1)	Compliance Review
Review and methodology:
JCIII & Associates, Inc. (JCIII) reviewed 887 of the loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with the following items:
(I)	The applicable disclosure requirements provided under MDIA, the federal Truth in Lending Act ("TILA"), as amended by HOEPA,15 U.S.C. § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Pat 226; (ii) Section 4 of the Real Estate Settlement Procedures Act ("RESPA"), 12 U.S.C. §2603, as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (iv) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances that were enacted to combat predatory lending; and
(II)	Federal Truth in Lending Act/Regulation Z
a.	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel, if applicable; and
b.	A review and comparison of the initial and final TIL and re-disclosed TILs with a report outlining any TILA violations. Review included test for compliance with timing requirements (delivery, re-disclosure, and waiting period), a re-calculation of disclosed finance charge, APR, amount financed and total payments, and a review to ensure disclosure differences in disclosed and calculated APR and finance charge were within the permitted tolerances under Regulation Z and commentary, principal and interest calculations and when applicable, compliance with the TILA Rate/Payment Summary table disclosure requirements under the MDIA, as well as proper and timely receipt and execution on the TIL by all required parties; and
c.	A review of the Notice of Right to Cancel: Review included a verification that the correct applicable model form is used, verification of the transaction date and expiration date, ensuring accuracy, completeness, and proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determined if a full three business day rescission period was adequately provided to the borrower(s); and
d.	Section 32/HOEPA
i.	APR Test
ii.	Points and Fees Test

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

iii.	Review and verification of compliance with applicable Section 32 disclosures and provisions, when necessary; and
e.	Section 35/HPML
i.	APR Test
ii.	Review and verification of compliance with applicable HPML provisions including but not limited to prepayment penalty restrictions, ability to repay, and escrow account and appraisal requirements, as applicable; and
f.	A review of the compliance with the Loan Originator and Compensation rule as it pertains to anti-steering disclosures, provisions, restrictions on loan originator compensation, and disclosure of company and loan originator name and NMLS ID# on the credit application, Note or loan contract, and security instrument.
g.	ATR/QM Rule
For loans with application received date of January 10, 2014 or later, review for compliance with the Ability-to-Repay (ATR) and Qualified Mortgage (QM) Rule.
i.	Review for compliance with the general ATR Rule which includes:
a.	Compliance with requirement to use the eight (8) minimum underwriting factors to assess borrower’s repayment ability as outlined in Section 1026.43(c)
b.	Compliance with prepayment penalty provisions under the ATR Rule as outlined in Section 1026.43(g)
ii.	Analysis and determination of QM status under the definitions set forth in Sections 1026.43(e)(2) and (e)(4) of Regulation Z (General/Permanent QM and Temporary/Special Rules for GSE/Agency Eligible QM definitions).
a.	Loan Terms – validate loan terms meet criteria for QM status under Regulation Z Section 1026.43(e)(2)(i)-(ii) (i.e. loan term does not exceed 30 years, no prohibited loan features)
b.	Points and Fees – validate points and fees do not exceed applicable limits for QM status under Regulation Z Section 1026.43(e)(3)
c.	Underwriting Requirements – validate compliance with underwriting criteria. Loan must either:
i.	Satisfy underwriting requirements under Regulation Z Section 1026.43(e)(2)(iv)-(vi) (monthly payment calculated using max rate in first 5 years after first payment, full amortization, income, assets, current debt obligations, alimony and child support are considered and verified, monthly DTI cannot exceed 43% as underwritten according to Appendix Q)*; or
ii.	Be an eligible loan under Regulation Z Section 1026.43(e)(4)(ii) (eligible for purchase or guarantee by Agency/GSE)**
*Full review of compliance with underwriting requirements under Appendix Q performed.
**QM Status under Temporary/Special Rule QM definition is subject to expire on January 10, 2021 or on the effective date of a rule issued by each respective agency, whichever is earlier.  As such, FHA loans must meet HUD QM definition to qualify for QM status under Final Rule.
d.	QM APR Test (Safe Harbor v. Rebuttable Presumption) – if a loan satisfies the requirements for QM status, an APR test will be performed to determine if a loan is a higher-priced covered transaction as defined in Sections 1026.43(b)(4), and accordingly, designate loan as either a Safe Harbor QM (Non-HPML QM) or Rebuttable Presumption QM (HPML QM).

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

(III)	RESPA/Regulation X
Each mortgage loan was reviewed to ensure compliance with the January 1st 2010, or the most current, amendments to Regulation X. The RESPA/Regulation X review consisted of the following:
a.	Good Faith Estimate / GFE: Confirmed the presence of the current GFE form in effect at the time of origination. Verified the initial GFE was provided to the borrower(s) within three business days of application. Review included verification that correct form was used, all fees were accurately disclosed on the GFE and were reflected in the proper locations on the document. In addition, each GFE in file was reviewed for completeness and compliance with the requirements under the Reg. X, GFE instructions, and RESPA FAQs, as amended. If there are multiple GFEs in file, each subsequent GFE was reviewed as outlined above and for timely delivery, and review for evidence of borrower requested change or documented and acceptable changed circumstance for any changes in loan terms, rate or increase in settlement fees above the permitted tolerances under RESPA; and
b.	Written List of Service Providers: Reviewed to determine presence of a settlement service provider list when applicable
c.	Final HUD-1/A Settlement Statement: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: that the current applicable HUD-1/A form was provided and properly completed and all required information were disclosed in the appropriate section as set forth in Reg X and HUD-1 Instructions; and
d.	GFE and Final HUD Comparison/Tolerance Tests: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: review of all fees subject to tolerances from the last binding GFE provided to the borrower against charges on HUD to ensure that any increases in fees were within the permitted tolerances. Confirmed the loan terms and fees disclosed on the third page of the HUD accurately reflected how they were disclosed on the GFE and how the loan closed. Reviewed any attempt to cure a RESPA violation due to disclosed fees being outside of applicable tolerances to ensure that either the proper reimbursement was made or a new HUD-1 was provided and that it was done within the required 30 day window; and
(IV)	Additional Regulation X Disclosures and Requirements
a.	Servicing Transfer Disclosure
i.	Confirm the presence of the Servicing Transfer Disclosure form in file
ii.	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three business days of application
b.	Special Information Booklet
i.	Confirm the presence of the Special Information Booklet in file on Purchase and Construction (Construction to Perm loans) loans
ii.	Confirm the Special Information Booklet provided within three business days of application
c.	Affiliated Business Disclosure
i.	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements
ii.	Confirm the Affiliated Business Disclosure provided within three business days of application
iii.	Confirm the Affiliated Business Disclosure is executed

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

d.	Initial Escrow Disclosure Statement
i.	Confirm the presence of the Initial Escrow Disclosure Statement in file
ii.	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement
(V)	NMLS Information Disclosure under The Secure and Fair Enforcement for Mortgage Licensing Act (SAFE Act)
a.	For loans with application taken on or after 7/28/10: Verified that originator and the origination institution NMLS numbers are printed on the credit application, and capturing the NMLS ID number(s) disclosed.
b.	For loans with application taken on or after 1/1/11: Verify that originator and the origination institution NMLS numbers are printed on the credit application, and capturing the NMLS ID number(s) disclosed. In addition, confirmed status of origination institution NMLS numbers and report any inactive, expired, suspended, or invalid licenses as well as other derogatory information found during validation of license status through the NMLS website.
(VI)	State and Local Anti-Predatory Regulations
•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
•	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
•	Connecticut Conn. Gen. Stat. Section 36a-760 through 36a-760j
•	Conn. Gen. Stat. Section 36a-498a (1st lien); Conn. Gen. Stat. Section 36a-521 (junior lien)
•	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
•	Illinois High Risk Home Loan Regulations, 38 III. Admin. Code § 345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
•	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
•	Section16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a-l-101 et seq.16.
•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).
•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

•	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by
•	Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
•	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387(2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
•	Massachusetts "Borrower's Interest" Standard, M.G.L. Chapter 183, §28C.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
•	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:l OB-22 et seq.
•	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
•	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
•	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41(2003) and as amended by Senate Bill 8143-A (2008).
•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina
•	Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-l.l (E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
•	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
•	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
•	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.
•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq.
•	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
•	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
•	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2
•	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
•	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
(VII)	Federal and state specific late charge and prepayment penalty provisions.
(VIII)	Document Review
JCIII reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents were consistent:
•	Initial Application (1003)
•	Final Application (1003)
•	Note
•	Subordinate Lien Note
•	Appraisal
•	Title/Preliminary Title
•	Initial TIL
•	Final TIL
•	Final HUD
•	Initial and Final GFE’s
•	Change of Circumstance Documentation
•	Right of Rescission Disclosure
•	Mortgage/Deed of Trust
•	Mortgage Insurance
•	Tangible Net Benefit Disclosure
•	FACTA Disclosures
•	Certain other disclosures related to the enumerated tests set forth in section 7

Please be advised that JCIII did not make a determination as to whether the loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the loans. Furthermore, the findings reached by JCIII are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which JCIII is relying in reaching such findings.

Please be further advised that JCIII does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by JCIII do not constitute legal advice or opinions.  They are recommendations or conclusions based on information provided to JCIII.  All final decisions as to whether to purchase or enter into a transaction related to any individual loan or the loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such loan or loans, shall be made solely by the Client, or other agreed upon party, that has engaged JCIII to prepare its reports pursuant to its

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by JCIII are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.
Review Results and Notes:
(1)	Type of assets that were reviewed.
JCIII performed certain due diligence services described below on 887 loans. All of these loans were purchased by affiliates of Mill City Depositor, LLC (the “Client”) in various bulk transactions. The loans are all seasoned and approximately 80% have been modified. Over 66% of the loans in the pool are secured by single family detached residences. The loans were originated by multiple originators and have origination dates spanning 15 years. The reviews were conducted at the request of Client from November 2013 to November 2015 via files imaged and provided by Client or its designee for review (the “Review”).
(2)	Sample Size of the assets reviewed.
Other than a random sample selected by JCIII for the BPO review, JCIII did not perform sampling on the Review population. The Review originally consisted of additional loans within the bulk transactions.
Subsequent to the Review, Client reduced the population to be submitted for securitization for reasons unknown to JCIII. The data and summary below related to the Review reflect 887 loans with an aggregate original principal balance of $302,443,598.34.
(3)	Determination of the sample size and computation.
Other than the BPO review, the Review was conducted on 100% of the final securitization population. Below is a breakdown by Review scope, as requested at time of the Review by Client:
•	Regulatory Compliance – 887
•	Data Integrity – 887
•	Payment History Review – 887
•	BPO Review - 370

(4)	Quality or integrity of information or data about the assets: review and methodology.
JCIII compared applicable data fields on the data tape provided by Client to the data found in the actual file as captured by JCIII. The comparison included the following fields:

Data Field
AmortizationType
LienPosition
Modification Flag
OriginationDate
OriginalLoanAmount
OriginalInterestRate
OriginalAmortizationTerm
OriginalTermtoMaturity

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

OriginalInterestOnlyTerm
GrossMargin
InitialFixedRatePeriod
InitialInterestRateCap(ChangeUp)
InitialInterestRateCap(ChangeDown)
SubsequentInterestRateResetPeriod
SubsequentInterestRateCap(ChangeUp)
SubsequentInterestRateCap(ChangeDown)
LifetimeMaximumRate(Ceiling)
LifetimeMinimumRate(Floor)
State
PostalCode
PropertyType
Occupancy
SalesPrice
OriginalAppraisalPropertyValue
OriginalLTV
OriginalCLTV

(5)	Compliance Review Results Summary

Fitch Grade	# of Loans	Percentage of Loans
A	125	14.1%
B	542	61.1%
C	181	20.4%
D	39	4.4%
Grand Total	887	100%

DBRS Grade	# of Loans	Percentage of Loans
A	125	14.1%
B	435	49.0%
C	288	32.5%
D	39	4.4%
Grand Total	887	100%

Moody’s Grade	# of Loans	Percentage of Loans
A	125	14.1%
B	435	49.0%
C	288	32.5%
D	39	4.4%
Grand Total	887	100%

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

Pursuant to the applicable NRSRO criteria, JCIII graded certain compliance exceptions as non-material based upon seasoning of the loans. Certain loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer.  The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any JCIII report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Exception Summary:
Exception	Number of Loans	Percentage of Loans
TIL Incomplete	83	9.4%
TIL Missing	78	8.8%
ROR Missing	62	7.0%
Finance Charge underdisclosed >$35 for Refinance	59	6.7%
Finance Charge underdisclosed >$100 for Purchase	47	5.3%
HUD-1 Missing	39	4.4%
HUD-1 Incomplete	34	3.8%
Initial TIL Missing	8	0.9%
State Late Charge Not Standard	8	0.9%
HUD-1 Estimated	7	0.8%
ROR Violation Funding date is prior to or equals the ROR End Date	5	0.6%
ROR Incorrect Form - Lender to Lender Not On H9/G9	5	0.6%
Initial GFE Missing	5	0.6%
Rescission Period under 3 days	4	0.5%
Note Missing	4	0.5%
Increase in 10% tolerance fees exceeds 10%	3	0.3%
Missing NV Commercially Reasonable Means of Mechanism Worksheet	3	0.3%
No tolerance fees increased at closing (Transfer Taxes)	2	0.2%
No tolerance fees increased at closing (Credit or Charge for Interest Rate)	2	0.2%
No tolerance fees increased at closing (Adjusted Origination Charges)	2	0.2%
Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)	2	0.2%
TX Home Equity Loan Disclosure Exception	2	0.2%
APR Tolerance UnderDisclosed 0.125	1	0.1%
Initial TIL Date < 7 Days Prior to Origination Date	1	0.1%
Texas Section 50 ( a ) (6) violation	1	0.1%
ROR Incomplete	1	0.1%
APR Tolerance UnderDisclosed 0.25	1	0.1%
Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements.	1	0.1%
ROR Incorrect Form - Non Lender to Lender Not On H8/G8	1	0.1%
Change date(s) in TIL rate/payment disclosure inaccurate	1	0.1%

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

(6)	Data Integrity Review
Of the 887 loans reviewed, 571 loans (representing approximately 64.4% (by count) of the population) had tape discrepancies. These discrepancies were across 24 data fields. Certain discrepancies were caused by missing origination or modification documentation from the loan file. Other discrepancies were caused by variances in methodology of certain fields, true discrepancies where the data tape required updating, or null values where the data tape required updating.

Field	Number of Loans	Percentage of Loans
Sales Price	360	40.6%
Original LTV	213	24.0%
Property Type	187	21.1%
Amortization Type	82	9.2%
Initial Fixed Rate Period	76	8.6%
Initial Interest Rate Cap (Change Up)	72	8.1%
Initial Interest Rate Cap (Change Down)	71	8.0%
Subsequent Interest Rate Cap (Change Down)	69	7.8%
Original CLTV	60	6.8%
Occupancy	48	5.4%
Lifetime Minimum Rate (Floor)	37	4.2%
Lifetime Maximum Rate (Ceiling)	35	3.9%
Subsequent Interest Rate Cap (Change Up)	33	3.7%
Gross Margin	28	3.2%
Subsequent Interest Rate Reset Period	28	3.2%
Origination Date	23	2.6%
Original Interest Only Term	21	2.4%
Original Amortization Term	14	1.6%
Original Interest Rate	13	1.5%
Original Appraised Property Value	13	1.5%
Postal Code	5	0.6%
Original Term to Maturity	2	0.2%
Original Loan Amount	2	0.2%
State	2	0.2%

(7)	Payment History Review
Of the 887 loans that were reviewed, 510 (representing approximately 57.5% (by count) of the population) had 36 month payment histories provided. Other than missing months, no material issues were noted within the payment histories reviewed.
(8)	BPO Review
Of the 370 loans that were reviewed, no loans had address discrepancies between the note address and BPO address.

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

Overall Observations
For each bulk transaction that the loans in the securitization were part of, files were presented in a consistent and well organized order. Most files contained the vast majority of the documents required for review and were presented in a consistent and well organized stacking order.

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488